Equity-based Compensation	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 4 - Equity-based Compensation

Amounts recognized in the condensed consolidated financial statements related to equity-based compensation are as follows:

	Three months ended March 31,
	2014	2013
Total cost of stock-based compensation charged against income	$7,950,000	$-

Impact on net loss per common share:
Basic and diluted	$(0.16)	$-

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model (“Black-Scholes”). We use historical data to estimate the expected price volatility, the expected stock option life and expected forfeiture rate. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the stock option. The following summarizes the Black-Scholes assumptions used for stock option grants:

	Three months ended March 31,
	2014	2013
Volatility	325%	-
Risk-free interest rate	2.7%	-
Expected stock option life (years)	10	-
Dividend yield	-	-

The following is a summary of stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Stock options granted	5,000,000	$2.00	No expiration	$-
Stock options forfeited	-
Stock options expired	-
Stock options exercised	-
Outstanding, March 31, 2014	5,000,000	$2.00	No expiration	$-
Exercisable, March 31, 2014	5,000,000	$2.00	No expiration	$-